Trade and Other Receivables - Schedule of Movement of Allowance for Estimated Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement of Allowance for Estimated Credit Losses [Abstract]
Balance at beginning		$ 732,199
Provision for expected credit losses expense (note 8)	$ 549,564	453,643
Balance at ending	$ 1,735,406	$ 1,185,842